Commitments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Commitments [Line Items]
Right-Of-Use Assets, Gross	$ 33,774	$ 29,243
Depreciation of right-of-use assets	(12,303)	(8,204)
Right-of-use assets	21,471	21,039
Lease liabilities (current)	4,333	3,721
Lease liabilities (non-current)	19,483	18,717
Lease liabilities	$ 23,816	$ 22,438